PW EUCALYPTUS FUND, L.L.C.
                              Financial Statements
                       with Report of Independent Auditors


                          Period from November 22, 1999
                          (commencement of operations)
                            through December 31, 1999

                           PW EUCALYPTUS FUND, L.L.C.
                              Financial Statements
                       with Report of Independent Auditors


                          Period from November 22, 1999
                          (commencement of operations)
                            through December 31, 1999


                                    Contents


Report of Independent Auditors .................................... 1

Statement of Assets, Liabilities and Members' Capital ............  2

Statement of Operations ........................................... 3

Statement of Changes in Members' Capital - Net Assets ............. 4

Schedule of Portfolio Investments ................................. 5

Notes to Financial Statements ..................................... 8

                         Report of Independent Auditors

To the Members of PW Eucalyptus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Eucalyptus Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 1999, and the related statements of operations and changes in members' capital - net assets for the period from November 22, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Eucalyptus Fund, L.L.C. at December 31, 1999, and the results of its operations and changes in its members' capital - net assets for the period from November 22, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.


                                                   /S/ERNST & YOUNG LLP
New York, New York
February 25, 2000

                           PW Eucalyptus Fund, L.L.C.
              Statement of Assets, Liabilities and Members' Capital
--------------------------------------------------------------------------------
                                                              December 31, 1999
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (Cost $38,347,320)            $  42,864,280
Cash and cash equivalents                                             7,472,755
Receivables:
  Due from broker                                                     2,171,733
  Interest                                                               63,909
--------------------------------------------------------------------------------

Total Assets                                                         52,572,677
--------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value
   (Proceeds of sales $2,170,537)                                     2,386,795
Payables:
  Investments purchased, not settled                                 10,083,599
  Management fee                                                         40,821
  Professional fees                                                      35,000
  Miscellaneous                                                           6,995
--------------------------------------------------------------------------------

Total Liabilities                                                    12,553,210
--------------------------------------------------------------------------------

Net Assets                                                        $  40,019,467
--------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                             $  36,164,785
Accumulated net investment loss                                        (217,452)
Accumulated net realized loss from investments                         (228,568)
Accumulated net unrealized appreciation from investments              4,300,702
--------------------------------------------------------------------------------

Total Members' Capital - Net Assets                               $  40,019,467
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                                                        Statement of Operations
--------------------------------------------------------------------------------

                                                  Period from November 22, 1999
                         (commencement of operations) through December 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                               $ 93,258
--------------------------------------------------------------------------------

Total Investment Income                                                  93,258
--------------------------------------------------------------------------------

EXPENSES

Organizational costs                                                    219,432
Management fee                                                           45,800
Professional fees                                                        35,000
Administration fee                                                        5,232
Miscellaneous                                                             5,001
--------------------------------------------------------------------------------

Total Operating Expenses                                                310,465

Interest expense                                                            245
--------------------------------------------------------------------------------

Total Expenses                                                          310,710
--------------------------------------------------------------------------------

Net Investment Loss                                                    (217,452)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)FROM INVESTMENTS

Net realized loss from investments                                     (228,568)
Change in net unrealized appreciation from investments                4,300,702
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                     4,072,134
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS               $  3,854,682
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                          Statement of Changes in Members' Capital - Net Assets
--------------------------------------------------------------------------------

                                 Period from November 22, 1999 (commencement of
                                          operations) through December 31, 1999
--------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                $  (217,452)
Net realized loss from investments                                    (228,568)
Change in net unrealized appreciation from investments               4,300,702
--------------------------------------------------------------------------------

Net Increase in Members' Capital
   Derived from Operations                                            3,854,682
--------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                   35,114,785

Proceeds from Manager subscriptions                                   1,050,000
--------------------------------------------------------------------------------

Increase in Members' Capital Derived
   from Capital Transactions                                         36,164,785
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                       -
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                 $  40,019,467
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                                              Schedule of Portfolio Investments
--------------------------------------------------------------------------------

                                                               December 31, 1999
                                                            Market Value Shares
--------------------------------------------------------------------------------

COMMON STOCKS - 107.11 %
AGRICULTURAL BIOTECHNOLOGY - 4.43%
50,000    Monsanto Company                                        $   1,771,899
                                                                  -------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.34%
20,000    Caliper Technologies Corp. *                                1,335,000
                                                                  -------------
DRUG DELIVERY SYSTEMS - 3.46%
40,000    ALZA Corp. *                                                1,385,000
                                                                  -------------
MEDICAL - BIOMEDICAL/GENETICS - 21.10%
 7,000    Affymetrix, Inc. *                                          1,187,816
 1,200    Ares-Serono Group S.A. - (Switzerland) **                   2,548,885
22,500    Aviron *                                                      355,793
28,200    Bio-Technology General Corp. *                                430,050
70,000    Cell Genesys, Inc. *                                          896,910
32,000    Chiron Corporation *                                        1,356,000
15,000    Enzon, Inc. *                                                 650,625
17,000    Incyte Pharmaceuticals, Inc. *                              1,020,000
                                                                  -------------
                                                                      8,446,079
                                                                  -------------
MEDICAL DRUGS - 58.12%
 25,000    Altana AG - (Germany) **                                   1,641,275
 32,000    American Home Products Corp.                               1,256,000
 90,000    Banyu Pharmaceutical Co., Ltd. - (Japan) **                1,393,679
 30,000    Biochem Pharma, Inc. *                                       652,500
 70,000    Eisai Co., Ltd. - (Japan) **                               1,343,852
 28,000    Forest Laboratories, Inc. - Class A *, (a)                 1,720,264
 55,000    Fujisawa Pharmaceutical Co., Ltd. - (Japan) **             1,332,617
104,000    Geltex Pharmaceuticals, Inc. *                             1,332,552
 32,000    Genzyme Corporation *                                      1,440,000
 16,000    Lilly (Eli) & Co. (a)                                      1,064,000
 69,100    Pharmacopeia, Inc. *                                       1,563,388


   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                                              Schedule of Portfolio Investments
--------------------------------------------------------------------------------

                                                              December 31, 1999
                                                            Market Value Shares
--------------------------------------------------------------------------------

COMMON STOCKS
MEDICAL DRUGS (CONTINUED)
    200    Roche Holding AG - Genusss - (Switzerland)**           $   2,361,467
 60,000    Sanofi - Synthelabo S.A. - (France) *, **                  2,486,118
100,000    Shionogi & Co., Ltd. - (Japan) **                          1,212,447
 25,000    Takeda Chemical Industries, Ltd. - (Japan) **              1,233,452
 35,000    Vertex Pharmaceuticals, Inc. *                             1,225,000
                                                                   ------------
                                                                     23,258,611
                                                                   ------------
THERAPEUTICS - 16.66%
 6,000    Abgenix, Inc. *                                               795,000
32,600    Coulter Pharmaceutical, Inc. *                                739,629
24,000    Gilead Sciences, Inc. *                                     1,299,000
42,500    Ilex Onocology, Inc. *                                      1,025,312
40,000    SangStat Medical Corp. *                                    1,190,000
50,000    Tularik, Inc. *                                             1,618,750
                                                                  -------------
                                                                      6,667,691
                                                                  -------------
    TOTAL COMMON STOCKS (Cost $ 38,347,320)                       $  42,864,280
                                                                  -------------

SECURITIES SOLD, NOT YET PURCHASED - (5.96%)
MEDICAL-BIOMEDICAL/GENETICS-(0.93%)
[Confidential Portion - Financials have been omitted and filed separately]
                                                                  -------------
MEDICAL DRUGS - (1.29%)
[Confidential Portion - Financials have been omitted and filed separately]
                                                                  -------------
MEDICAL INSTRUMENTS - (0.08%)
[Confidential Portion - Financials have been omitted and filed separately]
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                                              Schedule of Portfolio Investments
--------------------------------------------------------------------------------

                                                              December 31, 1999
                                                            Market Value Shares
--------------------------------------------------------------------------------

SECURITIES SOLD, NOT YET PURCHASED - (continued)
THERAPEUTICS - (3.67%)
[Confidential Portion - Financials have been omitted and filed separately]
                                                                  -------------
                                                                    (1,467,490)
                                                                  -------------
   TOTAL SECURITIES SOLD,
   NOT YET PURCHASED  (Proceeds $ 2,170,537)                        (2,386,795)
                                                                  -------------

   LIABILITIES IN EXCESS OF OTHER ASSETS,
    EXCLUDING SECURITIES SOLD, NOT
       YET PURCHASED - (1.14 %)                                       (458,018)
                                                                  -------------

NET ASSETS - 100.00%                                              $ 40,019,467
                                                                  =============


(a) Partially or wholly held ($2,354,198) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.
** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.


   The accompanying notes are an integral part of these financial statements.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

1.   Organization

     PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. Operations of the Fund commenced on November 22, 1999.

     The Manager of the Fund is PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 1999 was $1,161,981. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors L.L.C. ("OrbiMed"). PWFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of Paine Webber Group Inc. and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the supervision of PWFA's personnel. OrbiMed is also registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

     The Fund's Manager, to the fullest extent permitted by applicable law, has irrevocably delegated to a group of individuals ("Directors") its rights and powers to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

     Initial and additional subscriptions for interests by eligible investors may be accepted at such times as the Manager may determine and will generally be accepted monthly. The Fund reserves the right to reject any subscription for interests in the Fund. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2000, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. Member's interests in the Fund can only be transferred or assigned with the approval of the Manager.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

2.   Significant Accounting Policies

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

     Cash and cash equivalents consist of monies invested in money market funds and are accounted for at cost plus accrued interest as reported by the money market funds.

     a. Portfolio Valuation

     Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and NASDAQ listed equity securities will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------


     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

     Foreign-denominated assets may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk, and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     b. Fund Expenses

     The Fund will bear all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering costs and organization costs; and expenses of meetings of Directors and Members.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

     c. Income Taxes

     No provision for the payment of Federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

3.   Management Fee, Profit Allocation, Related Party Transactions and Other

     PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets for the month, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to an affiliate of OrbiMed Advisors L.L.C.

     PaineWebber Incorporated ("PWI", a wholly-owned subsidiary of Paine Webber Group Inc.) acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount.

     The Fund may execute portfolio transactions through PWI. During the period ended December 31, 1999, PWI did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The increase (or decrease) in Members' capital derived from operations (net profit) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such Member who have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 1999, because a twelve month period had not lapsed for any individual Member.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. In 1999, these expenses were assumed by PWFA on behalf of the Fund.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

3. Management Fee, Profit Allocation, Related Party Transactions and Other (continued)

     PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, N.A. provides securities clearance functions.

     PFPC Inc. (also an affiliate of PNC Bank, N.A.) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund.

4.   Securities Transactions

     Aggregate purchases and sales of investment securities, for the year ended December 31, 1999, amounted to $41,644,953 and $5,361,803, respectively.

     At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $4,300,702, consisting of $5,879,612 gross unrealized appreciation and $1,578,910 gross unrealized depreciation.

5.   Short-Term Borrowings

     The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at December 31, 1999.

6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                     PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

     Securities sold short, not yet purchased represents obligations of the Membership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Membership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

     During the year ended December 31, 1999, the Fund did not trade any forward or futures contracts or options.

7.   Financial Highlights

     The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                            PERIOD FROM NOVEMBER 22, 1999
                                                            (COMMENCEMENT OF OPERATIONS) TO
                                                            DECEMBER 31, 1999
                                                            ------------------------------
  Ratio of net investment loss to average net assets              -6.11%*
  Ratio of operating expenses to average net assets                8.74%*
  Ratio of interest expense to average net assets                   .01%*
  Portfolio turnover rate                                         10.94%
  Total return                                                     8.62%**
  Average debt ratio                                                .28%

*   Annualized.

** Total return assumes a purchase of a member interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
    Total returns for a period of less than a full year are not annualized.


                                                      PW Eucalyptus Fund, L.L.C.
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              December 31, 1999
--------------------------------------------------------------------------------

8.   Subsequent Events

     Effective January 1, 2000 the Fund received additional Member capital contributions of $40,940,637. Effective February 1, 2000, the Fund received additional Member capital contributions of $33,291,430.


9.   Year 2000 (unaudited)

     PFPC Inc. experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. PFPC Inc. is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. PFPC Inc. will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the Year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.